October 28, 2015

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Investment Managers Series Trust (filing relates to AAM/Bahl & Gaynor Income Growth Fund and AAM/Cutwater Select Income Fund)
(File Nos. 333-122901 and 811-21719)

Dear Sir or Madam:

We are attaching for filing on behalf of Investment Managers Series Trust (the “Registrant”) Post-Effective Amendment No. 701 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 714 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended), relating to the Registrant’s AAM/Bahl & Gaynor Income Growth Fund and AAM/Cutwater Select Income Fund series (the “Funds”).

The attached Amendment is being filed for the purpose of updating the financial information and other non-material information contained in the prospectus and statement of additional information for the Funds currently in effect and responding to comments provided by the staff of the Commission regarding the Registrant’s filing pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act with respect to the Funds.  As noted on its facing page, the Amendment is being filed under paragraph (b) of Rule 485 under the 1933 Act to become effective on November 1, 2015.  We have assisted in the preparation of the Amendment, and we represent that the Amendment does not contain disclosures which render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please direct any inquiries regarding this filing to me at (714) 830-0679 or Michael Glazer at (213) 680-6646.

Very truly yours,

/s/ Laurie Dee
Laurie Dee

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